TAXES ON INCOME (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes:
Foreign	[1]	$ (404)	$ (5,589)	$ (713)
Current income tax expense (benefit)		(11,528)	(10,041)	(713)
Deferred taxes:
Foreign	[1]	23	(2,835)	2,987
Deferred income tax expense (benefit)		268	(2,224)	2,987
Benefit (taxes) on income		(11,260)	(12,265)	$ 2,274
ISRAEL
Current taxes:
Domestic	[1]	(11,124)	(4,452)
Deferred taxes:
Domestic	[1]	$ 245	$ 611

[1]	See comment at section 9(c) above.